Schedule of deferred tax assets (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	€ 9,197,563	€ 7,125,174	€ 4,692,845
Other	52,996	6,000
Allowance for corporate equity	422,011	315,322	210,620
Total deferred tax assets	9,672,570	7,446,496	4,903,464
Valuation allowance	(9,672,570)	(7,446,496)	(4,903,464)
Net deferred tax assets